Exhibit 99.1

GM Financial Automobile Leasing Trust 2015-2

3.35% Exchange Note

Class A-1 0.40000% Asset Backed Notes

Class A-2A 1.18% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.68% Asset Backed Notes

Class A-4 1.85% Asset Backed Notes

Class B 2.42% Asset Backed Notes

Class C 2.99% Asset Backed Notes

Class D 3.34% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	08/01/15
End of Period:	08/31/15
Number of days in Interest Period (Actual/360):	32
Number of days in Collection Period:	31
Report Due Date:	09/17/15
Distribution Date:	09/21/15
Transaction Month:	3

2015-2				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	42,838	05/02/2015	06/17/2015	$1,084,265,874

Total	42,838			$1,084,265,874

RECONCILIATION OF 2015-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$1,049,205,350

{2} Reduction in Agg. Securitization Value due to payments				{2}	9,437,227
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	980,734
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	2,594,411
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	13,012,372

{7} End of period Aggregate Securitization Value					{7}	$1,036,192,978

{8} Pool Factor					{8}	95.566318%

RECONCILIATION OF 2015-2 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,072,000,000

{10} Beginning of period Exchange Note Balance					{10}	$1,036,939,476

{11} Exchange Note Principal Payment Amount					{11}	13,012,372

{12} End of period Exchange Note Balance					{12}	$1,023,927,104

{13} Note Pool Factor					{13}	95.515588%

RECONCILIATION OF THE ASSET BACKED NOTES
		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$119,000,000	$77,000,000	$273,000,000	$321,000,000	$100,180,000

{15} Beginning of period Note Balance	{15}	$70,183,116	$77,000,000	$273,000,000	$321,000,000	$100,180,000

{16} Noteholders’ Principal Distributable Amount	{16}	13,012,372	0	0	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	3,935,039	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$53,235,705	$77,000,000	$273,000,000	$321,000,000	$100,180,000

{21} Note Pool Factor	{21}	44.735887%	100.000000%	100.000000%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$41,750,000	$38,490,000	$29,820,000		$1,000,240,000

{23} Beginning of period Note Balance	{23}	$41,750,000	$38,490,000	$29,820,000		$951,423,116

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		13,012,372
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		3,935,039
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$41,750,000	$38,490,000	$29,820,000		$934,475,705

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		93.425148%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance	{30}	$1,049,205,350

{31} Ending Designated Pool Balance	{31}	1,036,192,978
{32} Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33} Sum of {31} + {32}	{33}	1,036,192,978

{34} Exchange Note Principal Payment Amount {30} - {33}	{34}	$13,012,372

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$1,036,939,476	$0	3.35%	30	30/360	$2,894,789

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT
Additions:
{36} 2015-2 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$15,311,050
{37} Net Liquidation Proceeds collected during period	{37}	3,628,312
{38} Investment Earnings	{38}	1,384
{39} Investment Earnings - transferred to Indenture Note Collection Account	{39}	(1,384)
{40} Deposit from Servicer (LKE, Pull Ahead Program)	{40}	0

{41} Total Additions:	{41}	18,939,362

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee	{42}	874,338
{43} To the 2015-2 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	2,894,789
{44} To the 2015-2 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	13,012,372
{45} To the 2015-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	2,157,863
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool	{46}	0

{47} Total Distributions:	{47}	$18,939,362

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value	{48}	$1,049,205,350
{49} Ending Agg. Securitization Value	{49}	1,036,192,978
{50} Total change in Agg. Securitization Value {48} - {49}	{50}	13,012,372

{51} Indenture Section 5.4 collections following acceleration of the Notes	{51}	0

{52} Principal Distributable Amount {50} + {51}	{52}	13,012,372

{53} Noteholders’ Principal Carryover Amount	{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}	{54}	$13,012,372

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$70,183,116	$0	0.40000%	32	Actual/360	$24,954
{56}	Class A-2A	$77,000,000	0	1.18%	30	30/360	75,717
{57}	Class A-2B	$273,000,000	0	0.62275%	32	Actual/360	151,121
{58}	Class A-3	$321,000,000	0	1.68%	30	30/360	449,400
{59}	Class A-4	$100,180,000	0	1.85%	30	30/360	154,444
{60}	Class B	$41,750,000	0	2.42%	30	30/360	84,196
{61}	Class C	$38,490,000	0	2.99%	30	30/360	95,904
{62}	Class D	$29,820,000	0	3.34%	30	30/360	82,999

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2015-2 Exchange Note Collections	{63}	$18,065,024
{64} Investment Earnings	{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account	{65}	1,384
{66} Investment Earnings - and amounts released from Reserve Account	{66}	363
{67} Optional Purchase Price	{67}	0
{68} Indenture Section 5.4 disposition of Collateral	{68}	0
{69} Reserve Account Withdrawal Amount	{69}	0

{70} Total Available Funds:	{70}	18,066,771

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata	{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	208
{74} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{74}	24,954
{75} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{75}	75,717
{76} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{76}	151,121
{77} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{77}	449,400
{78} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{78}	154,444
{79} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{79}	0
{80} Class B Noteholders’ Interest Distributable Amount	{80}	84,196
{81} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82} Class C Noteholders’ Interest Distributable Amount	{82}	95,904
{83} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84} Class D Noteholders’ Interest Distributable Amount	{84}	82,999
{85} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86} Noteholders’ Principal Distributable Amount	{86}	13,012,372
{87} To the Reserve Account, the Reserve Amount Required Amount	{87}	0
{88} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{88}	3,935,039
{89} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{89}	0
{90} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{90}	0
{91} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{91}	0
{92} To the Issuer Trust Certificateholders, the aggregate amount remaining	{92}	0

{93} Total Distributions:	{93}	$18,066,771

PRINCIPAL PARITY AMOUNT CALCULATION

		(X)	(Y)	(I)	(II)
		Cumulative	Aggregate	Excess of	Total Available Funds	Lesser of
	Class	Note Balance	Securitization Value	(X) - (Y)	in Indenture Collection Account	(I) or (II)
{94}	Class A	$841,363,116	$1,036,192,978	$0	$17,210,510	$0
{95}	Class B	883,113,116	1,036,192,978	0	17,126,314	0
{96}	Class C	921,603,116	1,036,192,978	0	17,030,410	0
{97}	Class D	951,423,116	1,036,192,978	0	16,947,411	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{98} Excess Total Available Funds			{98}	$3,935,039

{99} Beginning Note Balance	{99}	951,423,116
{100} Principal payments through Indenture Section 8.3 (i) through (xvii)	{100}	13,012,372
{101} Pro-Forma Note Balance		{101}	938,410,744

{102} Ending Aggregate Securitization Value	{102}	1,036,192,978
{103} 10.75% of Aggregate Securitization Value as of Cutoff Date ($116,558,581)	{103}	116,558,581
{104} Required Pro Forma Note Balance {102} - {103}		{104}	919,634,397

{105} Excess of Pro Forma Balance minus Required Pro Forma Balance {101} - {104}			{105}	18,776,347

{106} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{106}	$3,935,039

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:
{107} Ending Aggregate Securitization Value			{107}	$1,036,192,978
{108} End of Period Note Balance			{108}	1,023,927,104
{109} Overcollateralization			{109}	12,265,874
{110} Overcollateralization %				{110}	1.18%

Asset Backed Notes:
{111} Ending Aggregate Securitization Value			{111}	1,036,192,978
{112} End of Period Note Balance			{112}	934,475,705
{113} Overcollateralization			{113}	101,717,273
{114} Overcollateralization %				{114}	9.82%

RECONCILIATION OF 2015-2 CASH RESERVE ACCOUNT
{115} Specified Reserve Balance				{115}	$5,421,329

{116} Beginning of Period Reserve Account balance				{116}	$5,421,329
{117} Investment Earnings			{117}	363
{118} From the Indenture Collection Account, the Reserve Account Required Amount			{118}	0
{119} To the Indenture Collection Account, the Reserve Account Withdrawal Amount			{119}	0
{120} Total Reserve balance available:				{120}	5,421,692

{121} Specified Reserve Balance				{121}	5,421,329

{122} Release Excess Cash to Indenture Collection Available Funds				{122}	363

{123} End of period Reserve Account balance				{123}	$5,421,329

EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

{124} With respect to the Program Documents, I, Ellen Billings, do hereby certify that no Event of Default has occurred.				{124}	Yes
{125} With respect to the Program Documents, I, Ellen Billings, do hereby certify that an Acceleration of Maturity has not occurred.				{125}	Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	September 16, 2015

GM Financial

GMALT 2015-2

Supplemental Monthly Data

August 31, 2015

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,049,205,350	$730,652,247
Change	(13,012,372)	(2,455,137)

End of Period	$1,036,192,978	$728,197,110

Residual Value as % of Agg. Securitization Value		70.28%

	Number of Leases	Agg. Securitization Value	Percentage
Delinquency
Leases with scheduled payment delinquent
0 - 30 days	42,082	1,027,900,369	99.20%
31 - 60 days	223	5,328,692	0.51%
61 - 90 days	103	2,482,394	0.24%
91 - 120 days	21	481,523	0.05%

Total	42,429	1,036,192,978	100.00%

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Lease Terminations
Retained vehicles by lessee
Early terminations	77	2,171,745	229	6,371,877
Standard terminations	13	205,749	46	853,122

Total retained by lessee	90	2,377,494	275	7,224,999
Returned Vehicles
Early terminations	13	164,731	32	400,727
Standard terminations	0	0	0	0

Total returned to dealer	13	164,731	32	400,727
Charged off leases / Repossessed vehicles	41	980,734	89	2,038,145
Repurchases	1	52,185	13	463,771
Other	0	0	0	0

Total terminations	145	3,575,144	409	10,127,642

	Current Period	Cumulative
Net Credit (Gain) Loss
Agg. Securitized Value of early term defaults	980,734	2,038,145
less: Sales proceeds	487,903	1,213,737
less: Excess wear and excess mileage received	0	0
less: Other amounts received	6,177	9,704

Net Credit (Gain) Loss	486,654	814,704

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	158,242	372,975
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	183,562	436,768
less: Excess wear and excess mileage received	89	89
less: Other recovery amounts	7,309	11,480

Residual (Gain) Loss	(32,718)	(75,362)

	Current Period	Prev. Month
Prepay Speed	0.3020%	0.2932%
Return Rate	81.2500%	0.0000%

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